Loans payable (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($) BITCOIN	Dec. 31, 2025 USD ($) BITCOIN
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 809,336	$ 2,611,009
Margin loan [member]
IfrsStatementLineItems [Line Items]
Notional amount	10,000,000
Current payables to related parties	809,336	2,611,009
Genesis loan [member]
IfrsStatementLineItems [Line Items]
Interest payable	$ 6,100,598	$ 6,100,598
Secure loan | BITCOIN	67.98	67.98
Current borrowings	$ 6,100,598